UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bonanza Capital, Ltd.

Address:  300 Crescent Court
          Suite 250
          Dallas, Texas 75201

13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernay Box
Title:    President of Bonanza Fund Management, Inc.,
          the general partner of Bonanza Capital, Ltd.
Phone:    214 303-3900

Signature, Place and Date of Signing:


/s/ Bernay Box                    Dallas, Texas                May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $228,298
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-11390                      Bonanza Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

                                                        Bonanza Capital, Ltd.
                                                           March 31, 2008
COLUMN 1                       COLUMN 2         COLUMN 3     COLUMN 4         COLUMN 5       COL 6   COL 7          COLUMN 8
--------                       --------         --------     --------         --------       -----   -----          --------
                                                               VALUE     SHRS OR   SH/ PUT/  INVTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP        (X$1000)    PRN AMT   PRN CALL  DSCRTN  MNGRS  SOLE       SHARED  NONE
--------------                 --------------   -----        --------    -------   --- ----  ------  -----  ----       ------  ----
ADVANTA CORP                   CL B             007942204    3,607,093     513,100 SH         Sole            513,100
AERO GROW INTL INC             COM              00768M103      879,060     294,000 SH         Sole            294,000
ALLION HEALTHCARE INC          COM              019615103    3,182,578     770,600 SH         Sole            770,600
ALLIS CHALMERS ENERGY INC      COM PAR $.01NW   019645506      519,883      37,700 SH         Sole             37,700
AMPCO PITTSBURGH CORP          COM              032037103    6,237,849     145,100 SH         Sole            145,100
ASSISTED LIVING CONCPT NEV N    CL A            04544X102    4,452,251     755,900 SH         Sole            755,900
BLUEPHOENIX SOLUTIONS LTD      SHS              M20157109    4,837,990     579,400 SH         Sole            579,400
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204   16,120,195     249,500 SH         Sole            249,500
ELECTRO OPTICAL SCIENCES INC   COM              285192100   10,485,522   1,774,200 SH         Sole          1,774,200
ENDWAVE CORP                   COM NEW          29264A206    1,699,600     280,000 SH         Sole            280,000
EUROSEAS LTD                   COM NEW          Y23592200   11,937,180     994,765 SH         Sole            994,765
GREENFIELD ONLINE INC          COM              395150105    5,337,000     450,000 SH         Sole            450,000
GRUBB & ELLIS CO               COM PAR $0.01    400095204    4,809,000     700,000 SH         Sole            700,000
HALOZYME THERAPEUTICS INC      COM              40637H109    9,076,356   1,427,100 SH         Sole          1,427,100
HAYNES INTERNATIONAL INC       COM NEW          420877201    6,036,800     110,000 SH         Sole            110,000
INFINITY PHARMACEUTICALS INC   COM              45665G303    1,368,500     230,000 SH         Sole            230,000
INTERSECTIONS INC              COM              460981301    3,929,858     455,900 SH         Sole            455,900
INVERNESS MED INNOVATIONS IN   COM              46126P106    4,214,000     140,000 SH         Sole            140,000
INVESTOOLS INC                 COM              46145P103   18,957,750   1,725,000 SH         Sole          1,725,000
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108    6,747,720     277,000 SH         Sole            277,000
MAUI LD & PINEAPPLE INC        COM              577345101    5,580,750     175,000 SH         Sole            175,000
MENS WEARHOUSE INC             COM              587118100    5,817,500     250,000 SH         Sole            250,000
MYERS INDS INC                 COM              628464109    1,637,311     124,700 SH         Sole            124,700
ODYSSEY HEALTHCARE INC         COM              67611V101    2,405,700     267,300 SH         Sole            267,300
OPNEXT INC                     COM              68375V105    7,630,000   1,400,000 SH         Sole          1,400,000
OUTDOOR CHANNEL HLDGS INC      COM NEW          690027206    4,998,000     680,000 SH         Sole            680,000
PETRO RES CORP                 COM              71646K106    2,508,030   1,857,800 SH         Sole          1,857,800
PREMIER EXIBITIONS INC         COM              74051E102    3,171,000     525,000 SH         Sole            525,000
RIGEL PHARMACEUTICALS INC      COM NEW          766559603    6,997,500     375,000 SH         Sole            375,000
RIVERBED TECHNOLOGY INC        COM              768573107    3,715,000     250,000 SH         Sole            250,000
SHOE CARNIVAL INC              COM              824889109    3,044,250     225,000 SH         Sole            225,000
SIGMA DESIGNS INC              COM              826565103    2,267,000     100,000 SH         Sole            100,000
SILVERLEAF RESORTS INC         COM              828395103    5,287,057   2,329,100 SH         Sole          2,329,100
SKECHERS U S A INC             CL A             830566105    4,042,000     200,000 SH         Sole            200,000
TEGAL CORP                     COM NEW          879008209    2,548,715     512,820 SH         Sole            512,820
TELULAR CORP                   COM NEW          87970T208    6,351,234   1,901,567 SH         Sole          1,901,567
TENET HEALTHCARE CORP          COM              88033G100    2,443,988     431,800 SH         Sole            431,800
THERMAGE INC                   COM              88343R101    1,072,500     325,000 SH         Sole            325,000
TRIDENT MICROSYSTEMS INC       COM              895919108    6,490,030   1,260,200 SH         Sole          1,260,200
VAALCO ENERGY INC              COM NEW          91851C201    2,485,000     500,000 SH         Sole            500,000
WELLCARE HEALTH PLANS INC      COM              94946T106   23,370,000     600,000 SH         Sole            600,000

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